TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 339	$ 360
Other short-term receivables	114	112
Prepaids and others	109	82
Trade receivables and other current assets, net	$ 607	$ 554
% of trade AR that is current	74.00%	99.00%